Cover	Oct. 19, 2020	Feb. 04, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2020
Entity Registrant Name		CROWN HOLDINGS, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	000-50189
Entity Tax Identification Number	75-3099507
Entity Address, Address Line One	770 Township Line Road
Entity Address, City or Town	Yardley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19067
City Area Code	215
Local Phone Number	698-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001219601
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock $5.00 Par Value
Trading Symbol	CCK
Security Exchange Name	NYSE
7 3/8% Debentures Due 2026 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	7 3/8% Debentures Due 2026
Trading Symbol	CCK26
Security Exchange Name	NYSE
7 1/2% Debentures Due 2096 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	7 1/2% Debentures Due 2096
Trading Symbol	CCK96
Security Exchange Name	NYSE